Proposed Spin-off Transaction (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Restructuring Cost and Reserve [Line Items]
Prior restructuring					$ 0	$ 0	$ (6.8)
Spinoff [Member]
Restructuring Cost and Reserve [Line Items]
Prior restructuring	$ 23.7	$ 4.4	$ 0	$ 0	$ 44.7	$ 0	$ 0